Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,399,399,960.00
Total Fee Amount	193,257.13
Total Offset Amount	0.00
Net Fee	$ 193,257.13
Offering Table N/A
Offset Table N/A	N/A